Note 15 - Pension Plan - Expected Future Payments of Pension Benefit (Details) - Pension Plan [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 658
2020	686
2021	721
2022	792
2023	859
2024 - 2028	$ 5,286